Capital adequacy	12 Months Ended
Dec. 31, 2016
Capital adequacy
37 Capital adequacy
The Group is subject to regulation by >>>FINMA. The capital levels of the Group are subject to qualitative judgments by regulators, including FINMA, about the components of capital, risk weightings and other factors. Since January 2013, the Group has operated under the international capital adequacy standards known as >>>Basel III, as issued by the >>>BCBS, the standard setting committee within the >>>Bank for International Settlements (BIS). These standards have affected the measurement of both total eligible capital and >>>risk-weighted assets. The Group has based its capital adequacy calculations on US GAAP, as permitted by FINMA Circular 2008/34.
According to FINMA and BIS capital requirements, total regulatory capital is composed of the following categories: CET1 capital, tier 1 capital and tier 2 capital. CET1 capital consists of total shareholders’ equity, regulatory adjustments, including a cumulative dividend accrual, and certain adjustments subject to phase in, including an adjustment for the accounting treatment of pension plans. Tier 1 capital consists of CET1 capital and additional tier 1 capital, which includes high-trigger and low-trigger capital instruments, certain instruments subject to phase out and deductions from additional tier 1 capital. Deductions from tier 1 capital during the phase-in period include, among other items, goodwill and intangible assets and the net regulatory impact on gains/(losses) on >>>fair valued financial liabilities due to changes in own credit risks, which will be deducted from CET1 capital once Basel III is fully implemented. Tier 1 capital is supplemented for capital adequacy purposes by tier 2 capital, which consists primarily of unsecured, subordinated instruments that are senior only to tier 1 instruments. The sum of tier 1 capital and tier 2 capital equals total eligible capital.
Risk-weighted assets include consolidated balance sheet assets, net positions in securities not held in the trading portfolio, off-balance sheet transactions converted into credit equivalents, market positions in the trading portfolio and operational risk from processes, people, systems and external events.
As of December 31, 2016 and 2015, the Group was adequately capitalized under the regulatory provisions outlined under both FINMA and BIS guidelines.
BIS statistics – Basel III
end of	2016	2015
Eligible capital (CHF million)
CET1 capital	36,576	42,072
Additional tier 1 capital	12,289	10,991
Tier 1 capital	48,865	53,063
Tier 2 capital	6,863	9,619
Total eligible capital	55,728	62,682
Risk-weighted assets (CHF million)
Credit risk	176,700	193,198
Market risk	23,248	29,799
Operational risk	66,055	66,438
Non-counterparty risk	5,369	5,515
Risk-weighted assets	271,372	294,950
Capital ratios (%)
CET1 ratio	13.5	14.3
Tier 1 ratio	18.0	18.0
Total capital ratio	20.5	21.3
Broker-dealer operations
Certain of the Group’s broker-dealer subsidiaries are also subject to capital adequacy requirements. As of December 31, 2016 and 2015, the Group and its subsidiaries complied with all applicable regulatory capital adequacy requirements.
Dividend restrictions
Certain of the Group’s subsidiaries are subject to legal restrictions governing the amount of dividends they can pay (for example, pursuant to corporate law as defined by the Swiss Code of Obligations).
Under the Swiss Code of Obligations, dividends may be paid out only if and to the extent the corporation has distributable profits from previous business years, or if the free reserves of the corporation are sufficient to allow distribution of a dividend. In addition, at least 5% of the annual net profits must be retained and booked as general legal reserves for so long as these reserves amount to less than 20% of the paid-in share capital. The reserves currently exceed this 20% threshold. Furthermore, dividends may be paid out only after shareholder approval at the Annual General Meeting.
As of December 31, 2016 and 2015, the Group was not subject to restrictions on its ability to pay the proposed dividends.

Bank
Capital adequacy
36 Capital adequacy
The Bank is subject to regulation by >>>FINMA. The capital levels of the Bank are subject to qualitative judgments by regulators, including FINMA, about the components of capital, risk weightings and other factors. Since January 2013, the Bank has operated under the international capital adequacy standards known as >>>Basel III, as issued by the >>>Basel Committee on Banking Supervision, the standard setting committee within the >>>Bank for International Settlements (BIS). These standards have affected the measurement of both total eligible capital and >>>risk-weighted assets.
As of December 31, 2016 and 2015, the Bank was adequately capitalized under the regulatory provisions outlined under both FINMA and the BIS guidelines.
> Refer to “Note 37 – Capital adequacy” in V – Consolidated financial statements – Credit Suisse Group for further information.
Broker-dealer operations
Certain of the Bank’s broker-dealer subsidiaries are also subject to capital adequacy requirements. As of December 31, 2016 and 2015, the Bank and its subsidiaries complied with all applicable regulatory capital adequacy requirements.
Dividend restrictions
Certain of the Bank’s subsidiaries are subject to legal restrictions governing the amount of dividends they can pay (for example, pursuant to corporate law as defined by the Swiss Code of Obligations).
As of December 31, 2016 and 2015, the Bank was not subject to restrictions on its ability to pay the proposed dividends.
BIS statistics – Basel III
end of	2016	2015
Eligible capital (CHF million)
CET1 capital	35,177	40,013
Additional tier 1 capital	11,605	10,557
Total tier 1 capital	46,782	50,570
Tier 2 capital	6,921	9,672
Total eligible capital	53,703	60,242
Risk-weighted assets (CHF million)
Credit risk	169,400	185,574
Market risk	23,198	29,755
Operational risk	66,055	66,438
Non-counterparty risk	5,116	5,180
Risk-weighted assets	263,769	286,947
Capital ratios (%)
CET1 ratio	13.3	13.9
Tier 1 ratio	17.7	17.6
Total capital ratio	20.4	21.0